Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases

6. Leases

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

As of March 31, 2026, the Company has operating lease agreements for certain of its office facilities, office equipment and workers’ accommodations with remaining lease terms of 1 to 56 months. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

The following table sets forth the components of the Company’s lease cost for the year ended March 31, 2026 and 2025.

	March 31,
	2026	2025
Finance lease cost:
Depreciation of asset under finance lease	$184	$123
Interest on lease liabilities (included in interest expense in the statements of operations)	29	26
Total finance lease cost	$213	$149
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	$2,042	$2,479
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	486	390
Operating lease cost	$2,528	$2,869

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,091	$2,731
Financing cash flows from finance leases	213	126
Total cash paid for amounts included in measurement of lease liabilities	$2,304	$2,857

The following table sets forth the Company’s right of use assets and lease liabilities as of March 31, 2026 and 2025:

	March 31,
	2026	2025
Finance lease assets (included in Property and equipment-see Note 4)	$930	$1,112
Operating lease right of use assets	$1,824	$2,114

Finance lease liabilities
Non-current liabilities	$258	$385
Current liabilities	193	163
Total Finance lease liabilities	$451	$548
Operating lease liabilities
Non-current liabilities	$564	$683
Current liabilities	1,236	1,432
Total operating lease liabilities	$1,800	$2,115

	March 31, 2026	March 31, 2025
Weighted average lease term (Years)
Finance leases	3.3	1.6
Operating leases	1.4	1.7
Weighted average discount rate
Finance leases	5.8%	6.2%
Operating leases	3.8%	5.2%

Present value of the net minimum lease payments as of March 31, 2026:

Future minimum lease payments	Finance Leases	Operating Leases
2027	$213	$1,274
2028	181	509
2029	59	33
2030	17	9
2031	16	20
Thereafter	4	—
Total minimum lease payments	490	1,845
Less: amount representing interest	(39)	(45)
Present value of net minimum lease payments	$451	$1,800